CITIGROUP [LOGO]





October 5, 2004


Securities and Exchange Commission
Office of Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Forum Funds
         File Nos.  33-49570; 811-6742

Ladies and Gentlemen:

On behalf of Monarch Funds (the "Registrant"), pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Act"), the form of the Statement of Additional Information for B Shares and C Shares of the Daily Assets Cash fund dated September 30, 2004, does not differ from that contained in the Registration Statement of the Registrant which was filed electronically by EDGAR on September 30, 2004, accession number 0001275125-04-000332.

If you have any questions concerning this filing, please do not hesitate to call me collect at (207) 822-6114.

Sincerely,

/s/ David Whitaker

David Whitaker
Forum Administrative Services











      Forum Financial Group, LLC Two Portland Square Portland, Maine 04101